RICHARD GOLDBERGER

Senior Director and

Associate General Counsel

(201) 743-7174

Fax: (212) 314-3959

December 28, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

Form N-4 Registration Statement

Retirement Cornerstone® 15A Series E

Separate Account 70

File Nos. 333-202147 and 811-22651

CIK #0001537470

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing today, pursuant to Rule 485(b)(1)(vii) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 14 to AXA Equitable’s Form N-4 Registration Statement under the 1933 Act and Amendment No. 39 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 with respect to Separate Account No. 70 of AXA Equitable (the “Separate Account”).

We are relying on Post-Effective Amendment No. 11 (File No. 333-178750) filed on October 8, 2015 under Rule 485(a) of the 1933 Act on Form N-4 describing a new version of the Retirement Cornerstone Series variable life annuity contract to be issued by AXA Equitable with variable investment options funded through the Separate Account. On November 19, 2015, we received oral comments on that filing from the Staff. We provided written responses to those comments on December 8, 2015. We received additional staff comments on December 10, 2015. We provided written responses on December 11, 2015, December 15, 2015 and December 23, 2015. On December 28, 2015, we filed Post-Effective Amendment No. 13 under Rule 485(b) to comply with Staff comments and to make other non-material changes. We requested and received approval to file substantially identical prospectus disclosure (as was reviewed and commented on by the Staff) in our Retirement Cornerstone 15A Series E prospectus via post-effective amendment to this registration statement, pursuant to Rule 485(b)(1)(vii) under the 1933 Act. This Post-Effective Amendment No. 14 under Rule 485(b)(1)(vii) is being filed to add this prospectus disclosure.

Also included in this filing are additional exhibits to the registration statement.

I hereby certify that Post-Effective Amendment No. 14 meets all of the requirements for effectiveness pursuant to Rule 485(b)(1)(vii) under the 1933 Act and the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b)(1)(vii) under the 1933 Act.

Please contact the undersigned at (201) 743-7174 or Shane Daly at (212) 314-3970 if you have any questions.

Very truly yours,

AXA Equitable Life Insurance Company AXA Equitable Life Insurance Company, on behalf of its Separate Account No. 70 (Registrant) AXA Advisors, LLC (Principal Underwriter)

/s/ Richard Goldberger
Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104